Expense Example - CrossingBridge Ultra-Short Duration ETF - CrossingBridge Ultra-Short Duration ETF Class	Jan. 28, 2026 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 83
Expense Example, with Redemption, 3 Years	259
Expense Example, with Redemption, 5 Years	450
Expense Example, with Redemption, 10 Years	$ 1,002